Note 4 - Loans and Related Allowance for Loan Losses - Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Commercial And Industrial [Member]
Number of contracts	6	5
Pre-modification outstanding recorded investment	$ 434	$ 610
Post-modification outstanding recorded investment	$ 434	$ 610
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	6	4	3
Pre-modification outstanding recorded investment	$ 515	$ 166	$ 140
Post-modification outstanding recorded investment	$ 535	$ 166	$ 140
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1
Pre-modification outstanding recorded investment		$ 311
Post-modification outstanding recorded investment		$ 311
Real Estate Construction Porfolio Segment [Member]
Number of contracts	1
Pre-modification outstanding recorded investment	$ 181
Post-modification outstanding recorded investment	$ 181
Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1		1
Pre-modification outstanding recorded investment	$ 270		$ 48
Post-modification outstanding recorded investment	$ 270		$ 48
Consumer Portfolio Segment [Member]
Number of contracts			1
Pre-modification outstanding recorded investment			$ 6
Post-modification outstanding recorded investment			$ 6
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	6	5
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	5	4	3
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1
Extended Maturity [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts	1
Extended Maturity [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1		1
Extended Maturity [Member] | Consumer Portfolio Segment [Member]
Number of contracts			1
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts
Other Restructurings [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts
Other Restructurings [Member] | Consumer Portfolio Segment [Member]
Number of contracts